Note 1 - Business and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2010 Received [Member] Milestone Payments To Be Received [Member]	Jun. 30, 2013 Additional Payment [Member] Milestone Payments To Be Received [Member]	Jun. 30, 2013 Milestone Payments To Be Received [Member]	Jun. 30, 2013 EG S.p.A [Member]	Jun. 30, 2013 Crinos [Member]
Note 1 - Business and Basis of Presentation (Details) [Line Items]
Licenses Revenue		$ 11.35	$ 6.00	$ 2.00
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term	8 years				5 years
Royalty Percentage of Net Sales						1.50%
Subsequent Event Agreement Period						7 years